united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 5/31/21

Item 1. Reports to Stockholders.

FormulaFolios US Equity Fund

Semi-Annual Report

May 31, 2021

1-855-907-3233

www.formulafoliofunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

The Fund’s performance figures* for the periods ended May 31, 2021, as compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Three Year	Five Year	Since Inception (1)
FormulaFolios US Equity Fund - Institutional Class	20.61%	30.52%	3.61%	5.72%	5.73%
FormulaFolios US Equity Fund - Investor Class	20.04%	29.41%	2.57%	4.62%	4.72%
S&P 500 Total Return Index (2)	16.95%	40.32%	18.00%	17.16%	16.41%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s Prospectus dated April 1, 2021 are 1.24% and 2.24% for the Institutional Class and Investor Class, respectively. After fee waivers, the Fund’s total annual operating expenses are 1.16% and 2.16% for the Institutional Class and Investor Class, respectively. For performance information current to the most recent month-end, please call 1-855-907-3233.

(1)	Inception date was December 17, 2015.

(2)	The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Top Ten Holdings By Industry Sector	% of Net Assets
Health Care Facilities & Services	15.3%
Medical Equipment & Devices	11.5%
Biotech & Pharma	9.3%
Chemicals	5.3%
Retail - Discretionary	4.9%
Home Construction	4.7%
Machinery	4.5%
Technology Services	4.2%
Beverages	3.8%
Engineering & Construction	3.5%
Other Assets in Excess of Liabilities	33.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

FORMULAFOLIOS US EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 95.8%
	AEROSPACE & DEFENSE - 3.2%
24,017	Huntington Ingalls Industries, Inc.	$5,192,716

	ASSET MANAGEMENT - 1.4%
11,956	T Rowe Price Group, Inc.	2,287,781

	BANKING - 1.4%
30,236	Prosperity Bancshares, Inc.	2,275,259

	BEVERAGES - 3.8%
65,370	Monster Beverage Corporation(a)	6,162,430

	BIOTECH & PHARMA - 9.3%
32,010	Johnson & Johnson	5,417,692
8,306	Regeneron Pharmaceuticals, Inc.(a)	4,173,184
29,785	Zoetis, Inc.	5,262,414
		14,853,290
	CHEMICALS - 5.3%
16,245	Celanese Corporation	2,687,735
21,437	LyondellBasell Industries N.V., Class A	2,414,235
93,268	Mosaic Company	3,370,706
		8,472,676
	ELECTRICAL EQUIPMENT - 1.7%
38,623	A O Smith Corporation	2,744,937

	ENGINEERING & CONSTRUCTION - 3.5%
26,595	Exponent, Inc.	2,426,262
32,940	Quanta Services, Inc.	3,140,829
		5,567,091
	FOOD - 3.0%
63,450	Conagra Brands, Inc.	2,417,445
13,555	Hershey Company	2,345,693
		4,763,138
	HEALTH CARE FACILITIES & SERVICES - 15.4%
6,015	Anthem, Inc.	2,395,293

FORMULAFOLIOS US EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 15.4% (Continued)
40,501	Cardinal Health, Inc.	$2,270,891
11,003	Laboratory Corp of America Holdings(a)	3,020,103
51,973	Quest Diagnostics, Inc.	6,843,285
18,455	UnitedHealth Group, Inc.	7,601,984
15,761	Universal Health Services, Inc., Class B	2,515,928
		24,647,484
	HOME & OFFICE PRODUCTS - 1.5%
10,124	Whirlpool Corporation	2,400,299

	HOME CONSTRUCTION - 4.7%
23,308	Fortune Brands Home & Security, Inc.	2,404,453
25,100	Lennar Corporation, Class A	2,485,151
44,802	PulteGroup, Inc.	2,589,108
		7,478,712
	LEISURE PRODUCTS - 1.7%
26,827	Brunswick Corporation	2,742,524

	MACHINERY - 4.5%
6,432	Deere & Company	2,322,595
30,725	Graco, Inc.	2,326,497
8,338	Parker-Hannifin Corporation	2,569,354
		7,218,446
	MEDICAL EQUIPMENT & DEVICES - 11.5%
5,841	Cooper Companies, Inc.	2,298,141
78,817	Hologic, Inc.(a)	4,970,200
15,078	PerkinElmer, Inc.	2,187,365
9,005	Thermo Fisher Scientific, Inc.	4,227,847
13,835	West Pharmaceutical Services, Inc.	4,807,801
		18,491,354
	REAL ESTATE INVESTMENT TRUSTS - 3.2%
3,491	Texas Pacific Land Corporation	5,072,842

FORMULAFOLIOS US EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	RETAIL - CONSUMER STAPLES - 2.5%
10,538	Costco Wholesale Corporation	$3,986,209

	RETAIL - DISCRETIONARY - 4.9%
18,653	Best Buy Company, Inc.	2,168,225
13,857	Tractor Supply Company	2,517,817
18,642	Williams-Sonoma, Inc.	3,160,565
		7,846,607
	SEMICONDUCTORS - 1.6%
14,962	Skyworks Solutions, Inc.	2,543,540

	STEEL - 2.1%
32,709	Nucor Corporation	3,353,981

	TECHNOLOGY HARDWARE - 1.8%
29,477	Dolby Laboratories, Inc., Class A	2,875,187

	TECHNOLOGY SERVICES - 4.2%
29,640	Amdocs Ltd.	2,314,883
25,632	Booz Allen Hamilton Holding Corporation	2,176,926
13,578	CDW Corporation/DE	2,246,073
		6,737,882
	TRANSPORTATION & LOGISTICS - 1.8%
22,758	Expeditors International of Washington, Inc.	2,860,453

	WHOLESALE - CONSUMER STAPLES - 1.8%
43,328	Archer-Daniels-Midland Company	2,882,612

	TOTAL COMMON STOCKS (Cost $136,504,889)	153,457,450

FORMULAFOLIOS US EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.2%
	MONEY MARKET FUNDS - 4.2%
6,699,315	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $6,699,315)(b)	$6,699,315

	TOTAL INVESTMENTS - 100.0% (Cost $143,204,204)	$160,156,765
	LIABILITIES IN EXCESS OF OTHER ASSETS (0.00)%(c)	(59,190)
	NET ASSETS - 100.0%	$160,097,575

(a)	Non-Income producing security

(b)	Interest rate reflects seven-day effective yield on May 31, 2021.

(c)	Less than 0.01%

LTD - Limited Company

NV - Naamioze Vennootschap

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

FORMULAFOLIOS US EQUITY FUND
STATEMENT OF ASSETS & LIABILITIES (Unaudited)
May 31, 2021

ASSETS
Investment securities:
At cost	$143,204,204
At value	$160,156,765
Receivable for fund shares sold	43,349
Dividends and interest receivable	166,001
Prepaid expenses and other assets	22,234
TOTAL ASSETS	160,388,349

LIABILITIES
Payable for fund shares repurchased	98,016
Investment advisory fees payable	101,749
Distribution (12b-1) fees payable	21
Payable to related parties	14,493
Accrued expenses and other liabilities	76,495
TOTAL LIABILITIES	290,774
NET ASSETS	$160,097,575

NET ASSETS CONSIST OF:
Paid in capital	$174,208,776
Accumulated losses	(14,111,201)
NET ASSETS	$160,097,575

NET ASSET VALUE PER SHARE:
Institutional Class
Net Assets	$160,072,285
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	14,240,774
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.24

Investor Class
Net Assets	$25,290
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,346
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.78

(a)	Redemption price per share. The Fund imposes a 1.00% redemption fee for any redemption of fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2021

INVESTMENT INCOME
Dividends	$1,140,604
Interest	360
Less: Foreign dividend tax withheld	(2,168)
TOTAL INVESTMENT INCOME	1,138,796

EXPENSES
Investment advisory fees	729,089
Distribution (12b-1) fees
Investor Class	116
Administrative service fees	96,283
Third party administrative servicing fees	83,396
Printing and postage expenses	26,790
Registration fees	20,577
Custodian fees	19,251
Trustees fees and expenses	14,793
Legal fees	12,294
Chief Compliance Officer fees	9,804
Insurance expense	8,725
Audit fees	8,102
Other expenses	914
TOTAL EXPENSES	1,030,134

Less: Fees waived by the Adviser	(92,078)

NET EXPENSES	938,056

NET INVESTMENT INCOME	200,740

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	18,640,978
Net change in unrealized appreciation/depreciation of investments	12,836,462
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	31,477,440

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,678,180

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2021	November 30, 2020
	(Unaudited)
FROM OPERATIONS:
Net investment income	$200,740	$361,466
Net realized gain (loss) on investments	18,640,978	(26,433,154)
Net change in unrealized appreciation/depreciation of investments	12,836,462	(6,896,518)
Net increase (decrease) in net assets resulting from operations	31,678,180	(32,968,206)

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions Paid
Institutional Shares	(596,956)	(1,273,441)
Net decrease in net assets resulting from distributions to shareholders	(596,956)	(1,273,441)

FROM SHARES OF BENEFICIAL INTEREST:
Institutional Class Shares:
Proceeds from shares sold	14,054,766	220,935,317
Reinvestment of distributions	554,327	1,219,734
Redemption fee proceeds	3,630	102,730
Payments for shares redeemed	(66,933,936)	(317,901,335)
	(52,321,213)	(95,643,554)
Investor Class Shares:
Proceeds from shares sold	—	12,384
Payments for shares redeemed	—	(5,795)
	—	6,589

Net decrease in net assets resulting from shares of beneficial interest	(52,321,213)	(95,636,965)

TOTAL DECREASE IN NET ASSETS	(21,239,989)	(129,878,612)

NET ASSETS
Beginning of Period	181,337,564	311,216,176
End of Period	$160,097,575	$181,337,564

SHARE ACTIVITY
Institutional Class Shares:
Shares Sold	1,385,265	24,381,021
Shares Reinvested	58,228	116,721
Shares Redeemed	(6,600,570)	(35,224,637)
Net decrease in shares of beneficial interest outstanding	(5,157,077)	(10,726,895)

Investor Class Shares:
Shares Sold	—	1,345
Shares Redeemed	—	(666)
Net increase in shares of beneficial interest outstanding	—	679

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period indicated.

	Institutional Class
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	May 31, 2021		November 30, 2020	November 30, 2019		November 30, 2018	November 30, 2017	November 30, 2016 (1)
	(Unaudited)

Net asset value, beginning of year/period	$9.35		$10.33	$10.38		$11.78	$10.67	$10.00
Income from investment operations:
Net investment income (2)	0.01		0.02	0.05		0.12	0.09	0.02
Net realized and unrealized gain (loss) on investments	1.91		(0.96)	0.13	(10)	(0.42)	1.61	0.64
Total from investment operations	1.92		(0.94)	0.18		(0.30)	1.70	0.66
Less distributions from:
Net investment income	(0.03)		(0.04)	(0.05)		(0.08)	(0.02)	—
Net realized gains	—		—	(0.18)		(1.02)	(0.57)	—
Total distributions	(0.03)		(0.04)	(0.23)		(1.10)	(0.59)	—
Paid-in-Capital From Redemption Fees	0.00	(9)	0.00 (9)	0.00	(9)	0.00 (9)	0.00 (9)	0.01
Net asset value, end of year/period	$11.24		$9.35	$10.33		$10.38	$11.78	$10.67
Total return (3)	20.61	% (8)	(9.12)%	2.16%		(2.75)%	16.61%	6.70	% (8)
Net assets, at end of year/period (000s)	$160,072		$181,316	$311,200		$345,446	$248,595	$119,780
Ratio of gross expenses to average net assets (4,5,12)	1.23	% (7)	1.21%	1.19%		1.22%	1.28%	1.45	% (7)
Ratio of net expenses to average net assets (5,12)	1.12	% (7)	1.13%	1.15	% (11)	1.18%	1.22%	1.25	% (7)
Ratio of net investment income to average net assets (6,12)	0.24	% (7)	0.18%	0.52%		1.08%	0.84%	0.21	% (7)
Portfolio Turnover Rate	130	% (8)	488%	524%		367%	324%	378	% (8)

(1)	The FormulaFolios US Equity Fund commenced operations on December 17, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

(10)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(11)	Effective April 1, 2019, the Adviser agreed to waive expenses greater than 1.12% per annum for the Portfolio’s average daily net assets. Prior to April 1, 2019, the agreement was 1.18% per annum for the Portfolio’s average daily net assets.

(12)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	1.23	%(7)	1.20%	1.19%	1.22%	1.28%	1.45%

Net expenses to average net assets	1.12	%(7)	1.12%	1.15%	1.18%	1.22%	1.25%

Net investment income to average net assets	0.24	%(7)	0.19%	0.52%	1.08%	0.84%	0.21%

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period indicated.

	Investor Class
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	May 31, 2021		November 30, 2020	November 30, 2019		November 30, 2018	November 30, 2017	November 30, 2016 (1)
	(Unaudited)

Net asset value, beginning of year/period	$8.98		$9.98	$10.08		$11.57	$10.61	$10.00
Income from investment operations:
Net investment income (loss) (2)	(0.04)		(0.08)	0.00	(10)	0.01	(0.03)	(0.00	) (10)
Net realized and unrealized gain (loss) on investments	1.84		(0.92)	0.08	(11)	(0.41)	1.58	0.61
Total from investment operations	1.80		(1.00)	0.08		(0.40)	1.55	0.61
Less distributions from:
Net investment income	—		—	—		(0.07)	(0.02)	—
Net realized gains	—		—	(0.18)		(1.02)	(0.57)	—
Total distributions	—		—	(0.18)		(1.09)	(0.59)	—
Paid-in-Capital From Redemption Fees	—		—	—		—	—	0.00	(10)
Net asset value, end of year/period	$10.78		$8.98	$9.98		$10.08	$11.57	$10.61
Total return (3)	20.04	% (8)	(10.02)%	1.08%		(3.73)%	15.29%	6.10	% (8)
Net assets, at end of year/period (000s)	$25		$21	$17		$1	$1	$156	(9)
Ratio of gross expenses to average net assets (4,5,13)	2.23	% (7)	2.21%	2.19%		2.22%	2.28%	2.45	% (7)
Ratio of net expenses to average net assets (5,13)	2.12	% (7)	2.13%	2.15	% (12)	2.18%	2.22%	2.25	% (7)
Ratio of net investment income (loss)to average net assets (6,13)	(0.80	)% (7)	(0.89)%	0.02%		0.07%	(0.16)%	(0.79	)% (7)
Portfolio Turnover Rate	130	% (8)	488%	524%		367%	324%	378	% (8)

(1)	The FormulaFolios US Equity Fund commenced operations on December 17, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.01 per share.

(11)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(12)	Effective April 1, 2019, the Adviser agreed to waive expenses greater than 2.12% per annum for the Portfolio’s average daily net assets. Prior to April 1, 2019, the agreement was 2.18% per annum for the Portfolio’s average daily net assets.

(13)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	2.23	%(7)	2.20%	2.19%	2.22%	2.28%	2.45%

Net expenses to average net assets	2.12	%(7)	2.12%	2.15%	2.18%	2.22%	2.25%

Net investment income to average net assets	(0.80	)%(7)	(0.88)%	0.02%	0.07%	(0.16)%	(0.79)%

See accompanying notes to financial statements.

FORMULAFOLIOS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2021

1.	ORGANIZATION

The FormulaFolios US Equity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to achieve long-term capital appreciation. The Fund commenced operations on December 17, 2015.

The Fund offers two classes of shares designated as Institutional Class and Investor Class. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security- specific fair value. The Board has also engaged a third-party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be

FORMULAFOLIOS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2021 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$153,457,450	$—	$—	$153,457,450
Short-Term Investment	6,699,315	—	—	6,699,315
Total	$160,156,765	$—	$—	$160,156,765

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for industry classification.

FORMULAFOLIOS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax- basis treatment. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund. Temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Tax – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2018-2020) or expected to be taken in the Fund’s 2021 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $205,040,700 and $256,631,343, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. FormulaFolio Investments, LLC serves as the Fund’s investment adviser (the “Adviser”).

Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid

FORMULAFOLIOS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

monthly, at an annual rate of 0.87% of the Fund’s average daily net assets. For the six months ended May 31, 2021, the Fund incurred $729,089 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, taxes, borrowing costs, brokerage fees and commissions, acquired fund fees and expenses, expenses of other investment companies in which the Fund may invest or extraordinary expenses such as litigation) do not exceed 1.12% and 2.12% per annum of the Fund’s average daily net assets for Institutional Class and Investor Class shares, respectively through March 31, 2022.

Fees waived or expenses reimbursed may be recouped by the Adviser from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above. The Board may terminate this expense reimbursement arrangement at any time. For the six months ended May 31, 2021, the Adviser waived $92,078 in advisory fees due to the Waiver Agreement.

The following amounts are subject to recapture by the Fund until the following dates:

11/30/2021	11/30/2022	11/30/2023
$119,488	$132,086	$169,580

As of November 30, 2020, $123,984 of waived fees expired unrecouped.

Distributor – The Fund has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) to provide compensation for ongoing distribution- related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Adviser. The maximum amount of the fee authorized is 1.00% of the Fund’s average daily net assets for Investor Class shares. For the six months ended May 31, 2021, the Fund incurred distribution fees of $116 for Investor Class shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended May 31, 2021, there were no underwriting commissions paid for sales of Institutional Class or Investor Class shares, respectively.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC ( “NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

FORMULAFOLIOS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

5.	REDEMPTION FEES

The Fund may assess a short- term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. For the six months ended May 31, 2021, the Fund assessed $3,630 in redemption fees.

6.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. During six months ended May 31, 2021, the Fund did not lend securities.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at May 31, 2021, were as follows:

		Gross Unrealized	Gross Unrealized	Net Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
FormulaFolios US Equity Fund	$145,427,702	$17,476,703	$(2,747,640)	$14,729,063

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended November 30, 2020 and November 30, 2019 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	November 30, 2020	November 30, 2019
Ordinary Income	$1,273,441	$7,509,917
Long-Term Capital Gain	—	271,442
	$1,273,441	$7,781,359

As of November 30, 2020, the components of accumulated earnings/(losses) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
$255,627	$—	$—	$(47,340,653)	$—	$1,892,601	$(45,192,425)

FORMULAFOLIOS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized losses from security transactions are primarily attributable to the tax deferral of losses on wash sales.

At November 30, 2020, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$43,590,294	$3,750,359	$47,340,653

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a)(9) of the 1940 Act. As of May 31, 2021, National Financial Services, LLC held 61.6% and TD Ameritrade, Inc. held 30.6% ownership of the voting securities of the Fund. Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the advisory agreement with the Adviser.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

FORMULAFOLIOS US EQUITY FUND
EXPENSE EXAMPLES (Unaudited)
May 31, 2021

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 through May 31, 2021.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Hypothetical
			Actual		(5% return before expenses)
	Fund’s		Ending
	Annualized	Beginning	Account	Expenses	Ending	Expenses
	Expense	Account Value	Value	Paid During	Account Value	Paid During
	Ratio	12/1/20	5/31/21	Period *	5/31/21	Period *

Institutional Class	1.12%	$1,000.00	$1,206.10	$6.16	$1,019.35	$5.64
Investor Class	2.12%	$1,000.00	$1,200.40	$11.63	$1,014.36	$10.65

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-907-3233 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
FormulaFolio Investments LLC
89 Ionia SW, Suite 600
Grand Rapids, MI 49503

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

FFIFUND-SA21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/4/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/4/21

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/4/21